Income Taxes (Details) - Schedule of beginning and ending balance of uncertain tax positions - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of beginning and ending balance of uncertain tax positions [Abstract]
Balance at beginning of year	$ 6,043,000	$ 3,015,000	$ 23,389,000
Additions for tax positions related to the current year	3,636,000	4,684,000	3,826,000
Foreign currency impact	0	181,000	2,918,000
Decrease related to settlements with tax authorities and lapse of applicable statutes of limitation	(458,000)	(500,000)	(26,685,000)
Classification to deferred tax assets	(362,000)	(1,337,000)	(433,000)
Balance at end of year	$ 8,859,000	$ 6,043,000	$ 3,015,000